Offerings	Sep. 05, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered | shares	39,148,935
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 978,723,375.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 149,842.55
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 100,000,000.00
Amount of Registration Fee	$ 15,310.00